Asset Impairment (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Asset impairment charge	$ 0.0	$ 4.0	$ 4.0	$ 0.0	$ 0.0